Share based payments - Deferred Shares Units (Details) - DSU - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based payments
Balance at the beginning	176,331	173,361
Granted	71,474	15,817
Exercised	(12,493)	(12,847)
Balance at the ending	235,312	176,331